INCOME TAXES (Tables)	3 Months Ended
Mar. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF RIGHT OF USE ASSET	Right of use asset:
As of December 31, 2023	$972,663
Amortization	82,454
As of March 31, 2024$	890,209

SCHEDULE OF LEASE LIABILITY	Lease liability:
Lease liability – December 31, 2023	$1,002,483
Payments	(80,311)
As of March 31, 2024	$922,172

SCHEDULE OF MATURITY LEASE LIABILITY

The table below reconciles the fixed component of the undiscounted cash flows for each of five years to the lease liabilities recorded on the Balance Sheet as of March 31, 2024:

Year	Minimum Lease Payments
2024 – (Nine Months)	$303,478
2025	406,990
2026	140,163
2027	144,227
2028	60,809
Total	1,055,667
Less interest	(133,495)
Present value of future minimum lease payments	922,172
Less current portion	(347,809)
Long term lease liability	$574,363